VANECK OIL REFINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.7%
Australia : 3.4%
Ampol Ltd. † 51,067 $ 1,106,744
Underline
Austria : 4.5%
OMV AG 30,731 1,469,935
Underline
Finland : 5.6%
Neste Oyj † 54,335 1,842,863
Underline
Greece : 1.5%
Motor Oil Hellas Corinth
Refineries SA 20,062 508,501
Underline
Hungary : 3.2%
MOL Hungarian Oil & Gas Plc 138,500 1,053,450
Underline
India : 7.7%
Reliance Industries Ltd.
(USD) 144A (GDR) 45,581 2,541,465
Underline
Japan : 11.6%
Cosmo Energy Holdings Co.
Ltd. 19,200 674,408
ENEOS Holdings, Inc. 424,100 1,671,721
Idemitsu Kosan Co. Ltd. 63,568 1,459,404
3,805,533
Poland : 4.2%
Polski Koncern Naftowy
ORLEN SA 103,695 1,390,428
Underline
Portugal : 4.6%
Galp Energia SGPS SA 102,598 1,521,849
Underline
Number
of Shares Value
Saudi Arabia : 2.2%
S-Oil Corp. (KRW) 12,697 $ 742,599
Underline
South Korea : 6.7%
HD Hyundai Co. Ltd. 14,305 702,551
SK Innovation Co. Ltd. * 13,835 1,517,982
2,220,533
Taiwan : 4.0%
Formosa Petrochemical
Corp. 523,000 1,305,772
Underline
Thailand : 2.5%
Bangchak Corp. PCL (NVDR) 274,300 307,675
Thai Oil PCL (NVDR) 370,800 510,966
818,641
Turkey : 4.8%
Turkiye Petrol Rafinerileri AS 273,329 1,583,707
Underline
United States : 33.2%
Delek US Holdings, Inc. 13,303 377,938
HF Sinclair Corp. 25,676 1,461,735
Marathon Petroleum Corp. 17,670 2,674,178
Par Pacific Holdings, Inc. * 13,588 488,353
PBF Energy, Inc. 24,621 1,317,962
Phillips 66 19,604 2,355,420
Valero Energy Corp. 15,842 2,244,970
10,920,556
Total Common Stocks
(Cost: $30,952,824) 32,832,576
Total Investments: 99.7%
(Cost: $30,952,824) 32,832,576
Other assets less liabilities: 0.3% 97,311
NET ASSETS: 100.0% $ 32,929,887
Definitions:
GDR Global Depositary Receipt
KRW Korean Won
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $1,929,350.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,541,465, or 7.7% of net assets.
Summary of Investments by Sector
% of
Investments Value
Energy 100.0% $ 32,832,576